Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

14. Leases

The Group has operating leases for office buildings, with lease terms from within one year to around three years. There is no finance lease for the Group. A summary related to operating leases as of December 31, 2019 is as follows:

Amount
RMB
Operating lease right-of-use assets, net	15,363
Operating lease liabilities - current	11,481
Operating lease liabilities - non-current	800
Total operating lease liabilities	12,281
Weighted average remaining lease term	1.04
Weighted average discount rate	4.75%

Amount
RMB
Operating lease expenses	21,959
Short-term lease expenses	759
Total lease expenses *	22,718
Cash paid for amounts included in the measurement of lease liabilities	20,146
Supplemental noncash information on lease liabilities arising from obtaining right-of- use assets	2,467

*The lease expenses were RMB11,004,  RMB24,518 and RMB22,718 for the years ended December 31, 2017, 2018 and 2019, respectively.

A summary of maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2019 is as follows:

Amount
RMB
2020	11,921
2021	651
2022	22
Total future minimum payments	12,954
Less: interest	(313)
Present value of operating lease liabilities	12,281

As of December 31, 2018, future minimum lease payment obligations under non-cancelable operating leases before the adoption of ASU 2016-02 were disclosed as follows:

Amount
RMB
2019	17,954
2020	17,882
Total future minimum payments	35,836